Restricted Investments (Tables)	12 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of Restricted Investments
The environmental trust funds consist of:

	SA Rand
Figures in million	2020	2019

Fixed deposits	2 632	2 015
Cash and cash equivalents	66	30
Equity-linked deposits	815	1 228

Total environmental trust funds	3 513	3 273

	SA Rand
Figures in million	2020	2019

Investments held by environmental trust funds	3 513	3 273
Investments held by the Social Trust Fund	22	28

Total restricted investments	3 535	3 301
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2020

Financial assets

Restricted cash	169	—	—	—	—	—
Restricted investments	2 698	—	—	—	837	—
Other non-current assets	5	77	—	—	306	—
Non-current derivative financial instruments	—	—	15	35	—	—
- Rand gold hedging contracts	—	—	10	—	—	—
- US$ gold hedging contracts	—	—	5	—	—	—
- US$ silver contracts	—	—	—	5	—	—
- Foreign exchange contracts	—	—	—	30	—	—
- Rand gold derivative contracts	—	—	—	—	—	—
Current derivative financial instruments	—	—	12	6	—	—
- Rand gold hedging contracts	—	—	9	—	—	—
- US$ gold hedging contracts	—	—	3	—	—	—
- US$ silver contracts	—	—	—	6	—	—
Trade and other receivables	804	—	—	—	—	—
Cash and cash equivalents	6 357	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	813	66	—	—
- Rand gold hedging contracts	—	—	717	—	—	—
- US$ gold hedging contracts	—	—	96	—	—	—
- US$ silver contracts	—	—	—	1	—	—
- Foreign exchange contracts	—	—	—	65	—	—
Current derivative financial instruments	—	—	3 169	955	—	—
- Rand gold hedging contracts	—	—	2 909	—	—	—
- US$ gold hedging contracts			260	—	—	—
- US$ silver contracts	—	—	—	3	—	—
- Foreign exchange contracts	—	—	—	695	—	—
- Rand gold derivative contracts	—	—	—	257	—	—
Borrowings	—	—	—	—	—	7 718
Other non-current liabilities	—	—	—	—	—	96
Trade and other payables	—	—	—	—	—	970

37	FINANCIAL RISK MANAGEMENT continued

Figures in million (SA Rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2019

Financial assets

Restricted cash	136	—	—	—	—	—
Restricted investments	2 045	—	—	—	1 256	—
Other non-current assets	3	59	—	—	271	—
Non-current derivative financial instruments	—	—	24	173	—	—
- Rand gold hedging contracts	—	—	23	—	—	—
- US$ gold hedging contracts	—	—	1	—	—	—
- Foreign exchange contracts	—	—	—	173	—	—
Current derivative financial instruments	—	—	26	283	—	—
- Rand gold hedging contracts	—	—	22	—	—	—
- US$ gold hedging contracts	—	—	4	—	—	—
- US$ silver contracts	—	—	—	—	—	—
- Foreign exchange contracts	—	—	—	283	—	—
Trade and other receivables	627	—	—	—	—	—
Cash and cash equivalents	993	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	172	—	—	—
- Rand gold hedging contracts	—	—	158	—	—	—
- US$ gold hedging contracts	—	—	14	—	—	—
Current derivative financial instruments	—	—	205	65	—	—
- Rand gold hedging contracts	—	—	164	—	—	—
- US$ gold hedging contracts	—	—	41	—	—	—
- US$ silver contracts	—	—	—	2	—	—
- Foreign exchange contracts	—	—	—	2	—	—
- Rand gold derivative contracts	—	—	—	61	—	—
Borrowings	—	—	—	—	—	5 915
Other non-current liabilities	—	—	—	—	—	2
Trade and other payables	—	—	—	—	—	930

Reconciliation of Movement in Investments Held by Environmental Trust Funds

The environmental trust funds consist of:

	SA Rand
Figures in million	2020	2019

Fixed deposits	2 632	2 015
Cash and cash equivalents	66	30
Equity-linked deposits	815	1 228

Total environmental trust funds	3 513	3 273

16	RESTRICTED INVESTMENTS continued

ENVIRONMENTAL TRUST FUNDS continued

Reconciliation of the movement in the investments held by environmental trust funds:

	SA Rand
Figures in million	2020	2019

Balance at beginning of year	3 273	3 238
Interest income	163	168
Fair value gain	77	48
Equity-linked deposits (matured)/acquired	(490)	300
(Maturity)/acquisition of fixed deposits	456	(481)
Net transfer of cash and cash equivalents	34	183
Withdrawal of funds for rehabilitation work performed	—	(183)

Balance at end of year	3 513	3 273